Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on Non-recurring Basis (Details) - Fair Value, Nonrecurring ¥ in Thousands	12 Months Ended
Feb. 28, 2022 CNY (¥)
Property and Equipment, Net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	¥ 7,871
Intangible Assets, Net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	2,255
Goodwill
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	¥ 42,307